Stock Award Plans and Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Summary of Stock Option Activity

Stock option activity under the Stock Option Plans during the years ended December 31, 2018 and 2017 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (years)	Intrinsic Value
Balance at January 1, 2017	246,344	$0.5133	7.10	$132,121
Granted	210,600	2.6568
Forfeited or cancelled	(7,855)	0.9717
Exercised	(80,085)	0.3366

Balance at December 31, 2017	369,004	1.7652	8.65	$732,399
Granted	375,186	3.0700
Forfeited or cancelled	(13,632)	3.1100
Expired	(5,642)	1.6900
Exercised	(1,172)	3.8700

Balance at December 31, 2018	723,744	$2.4200	8.51	$157,260
Options exercisable at December 31, 2017	141,847	$0.6906	5.68	$99,879

Options exercisable at December 31, 2018	336,718	$1.9500	7.74	$141,506

Schedule of Grant Date Fair Value

The assumptions underlying the calculation of grant date fair value per share are as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2019	2018	2019	2018
Number of options granted	4,500	41,000	181,000	278,000
Weighted-average expected volatility	63.45%	60%-61%	62.56%	60%-62%
Weighted-average risk-free interest rate	1.90%	2.73%-2.78%	2.16%	2.73%-3.04%
Weighted-average expected option term (in years)	6.25	6.25	6.46	6.25-9.92
Weighted-average dividend yield	—%	—%	—%	—%
Weighted-average fair value per share of grants	$0.46	$1.43	$0.64	$2.02

The assumptions underlying the calculation of grant date fair value are as follows:

	2018	2017
Volatility	60.00%-61.96%	62.71%-80.00%
Risk-free interest rate	2.65%-3.17%	0.58%-2.29%
Weighted-average expected option term (in years)	6.25-9.92	5.75-6.25
Dividend yield	— %	— %

Summary of Restricted Stock Activity

Restricted stock activity for the years ended December 31, 2018 and 2017 is summarized below:

	Number of Shares	Weighted average grant date fair value	Weighted average remaining contractual life (in years)
Outstanding as January 1, 2017	—	$—	—
Awarded	46,500	6.75
Vested	(312)	6.75
Canceled	(2,000)	6.75
Outstanding as December 31, 2017	44,188	6.75	6.75
Awarded	55,092	3.27
Vested	(61,011)	4.83
Canceled	—	—

Outstanding as of December 31, 2018	38,269	$4.80	1.39

Summary of Restricted Stock Unit Activity

Restricted stock unit activity for the year ended December 31, 2018 is summarized below:

	Number of Shares	Weighted average grant date fair value	Weighted average remaining contractual life (in years)
Outstanding as of January 1, 2018	—	—	—
Awarded	103,723	3.56
Vested	(65,598)	3.68
Canceled	—	3.35

Outstanding as of December 31, 2018	38,125	3.35	1.49

Schedule of Stock-based Compensation Expense

The Company recognized stock-based compensation expense related to the issuance of stock option awards to employees and non-employees, restricted stock awards to employees and directors, and restricted stock units to employees, in the statements of operations as follow:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Research and development	$29,100	$24,241	$94,550	$77,528
Selling, general and administrative	117,851	126,640	645,754	565,433

Total	$146,951	$150,881	$740,304	$642,961

The Company recognized stock-based compensation expense related to the issuance of stock option awards to employees and non-employees and restricted stock awards to employees and directors, and restricted stock units to employees in the statements of operations as follows:

	2018	2017
Research and development	$103,457	$12,382
Selling, general and administrative	711,209	267,126

Total	$814,666	$279,508